SUBSEQUENT EVENTS (Details) - Subsequent Event - USD ($)	Feb. 04, 2025	Jan. 01, 2025
SUBSEQUENT EVENTS
Stock repurchased shares		477,045
Stock repurchased value		$ 4,979
O 2025 H1 Dividends
SUBSEQUENT EVENTS
Date declared for dividend payable	Feb. 04, 2025
Dividend payable (per share)	$ 0.18
Aggregate amount of dividend	$ 5,300,000
Date to paid for dividend payable	Mar. 06, 2025
Date of record for dividend payable	Feb. 20, 2025